KPMG LLP
Two Financial Center
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Boston, MA 02111

Report of Independent Registered Public Accounting
Firm

The Board of Trustees and Shareholders
Highland Funds I:

In planning and performing our audits of the financial statements of Highland Long/Short Equity Fund,
Highland Long/Short Healthcare Fund, Highland Merger
Arbitrage Fund, Highland Opportunistic Credit Fund, and Highland/iBoxx Senior Loan ETF (collectively, the
Funds), each a series of Highland Funds I, as of and for the year ended June 30, 2018, in accordance with the standards of the Public Company Accounting Oversight
Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of a company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted the following matter involving internal control over financial reporting and its operation for the Highland
Opportunistic Credit Fund (HOCF) that we consider to be a material weakness as defined above. These conditions were considered in determining the nature, timing, and extend of the procedures to be performed in our audit of the financial statement of HOCF for the year ended June 30, 2018, and this report does not affect our report thereon dated September 24, 2018.

The HOCF management review control over certain hard-to-value securities was not designed at an appropriate level of precision to assess the reasonableness and reliability of certain inputs to the fair value model. The control deficiency resulted in no material misstatement to HOCF's financial statements.
However, this control deficiency creates a reasonable possibility that a material misstatement to the financial statements will not be prevented or detected on a timely basis, and therefore we concluded that the control deficiency represents a material weakness in HOCF's internal control over financial reporting.

However, for the audits of Highland Long/Short Equity
Fund, Highland Long/Short Healthcare Fund, Highland
Merger Arbitrage Fund, and Highland/iBoxx Senior Loan
ETF, we noted no deficiencies in those funds' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2018.

This report is intended solely for the information and use of management and the Board of Trustees of Highland Funds I and the Securities and Exchange
Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Boston, Massachusetts
September 24, 2018